Schedule of fair value of the consideration transferred to Covestro stockholders for the origin transaction (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Certain Transactions (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	$ 10,342
Intangible assets	21,929
Other labilities	$ (605)